GENERAL (Tables)	12 Months Ended
Dec. 31, 2023
Keepers Child Safety Ltd [Member]
Business Acquisition [Line Items]
Schedule of the Fair Value of Assets Acquired and Liabilities Assumed
Fair value

Technology	$1,002
Goodwill	150

Net assets acquired	$1,152